PROPERTY AND EQUIPMENT NET (Details)	12 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)
Statement [Line Items]
Cost, Beginning	$ 4,985,581		$ 3,645,389
Additions	740,995		1,205,812
Disposals		$ (47,057)
Acqusition of subsidiaries		1,793,524
Translation adjustment	(369,766)		150,696
Transfer		0
Impairment charge	(664,543)		(16,316)
Cost, Ending	6,438,734		4,985,581	$ 3,645,389
Beginning Accumulated depreciation	(5,768)		0
Depreciation Disposals	1,097
Depreciation	(383,476)		(5,768)	(30,529)
Depreciation translation adjustment	9,035
Ending Accumulated depreciation	(379,112)		(5,768)	0
Property and equipment, net	6,059,622		4,979,813	3,645,389
Furnitures and Fixtures
Statement [Line Items]
Cost, Beginning	30,984		0
Additions	294,607		30,984
Disposals		(22,229)
Acqusition of subsidiaries		12,251
Translation adjustment	0		0
Transfer		0
Impairment charge	0		0
Cost, Ending	315,613		30,984	0
Beginning Accumulated depreciation	(1,033)		0
Depreciation Disposals	1,097
Depreciation	(28,487)		(1,033)
Depreciation translation adjustment	0
Ending Accumulated depreciation	(28,423)		(1,033)	0
Property and equipment, net	287,190		29,951
Leasehold Improvements
Statement [Line Items]
Cost, Beginning	1,113,867		0
Additions	356,337		1,130,183
Disposals		(11,384)
Acqusition of subsidiaries		3,889
Translation adjustment	(155,296)		0
Transfer		1,833,653
Impairment charge	(320,999)		(16,316)
Cost, Ending	2,820,066		1,113,867	0
Beginning Accumulated depreciation	(2,027)		0
Depreciation Disposals	0
Depreciation	(256,534)		(2,027)
Depreciation translation adjustment	6,735
Ending Accumulated depreciation	(251,826)		(2,027)	0
Property and equipment, net	2,568,240		1,111,840
Computer Equipment
Statement [Line Items]
Cost, Beginning	44,645		0
Additions	84,394		44,645
Disposals		(13,444)
Acqusition of subsidiaries		0
Translation adjustment	0		0
Transfer		0
Impairment charge	0		0
Cost, Ending	115,595		44,645	0
Beginning Accumulated depreciation	(2,708)		0
Depreciation Disposals	0
Depreciation	(29,711)		(2,708)
Depreciation translation adjustment	0
Ending Accumulated depreciation	(32,419)		(2,708)	0
Property and equipment, net	83,176		41,937
Machinery and equipment
Statement [Line Items]
Cost, Beginning	0		0
Additions	5,657		0
Disposals		0
Acqusition of subsidiaries		323,823
Translation adjustment	(11,023)		0
Transfer		0
Impairment charge	0		0
Cost, Ending	318,457		0	0
Beginning Accumulated depreciation	0		0
Depreciation Disposals	0
Depreciation	(22,379)		0
Depreciation translation adjustment	749
Ending Accumulated depreciation	(21,630)		0	0
Property and equipment, net	296,827		0
Land [member]
Statement [Line Items]
Cost, Beginning	545,120		523,480
Additions	0		0
Disposals		0
Acqusition of subsidiaries		417,183
Translation adjustment	(60,124)		21,640
Transfer		0
Impairment charge	(95,429)		0
Cost, Ending	806,750		545,120	523,480
Beginning Accumulated depreciation	0		0
Depreciation Disposals	0
Depreciation	0		0
Depreciation translation adjustment	0
Ending Accumulated depreciation	0		0	0
Property and equipment, net	806,750		545,120
Building
Statement [Line Items]
Cost, Beginning	1,417,312		1,361,048
Additions	0		0
Disposals		0
Acqusition of subsidiaries		1,036,378
Translation adjustment	(143,323)		56,264
Transfer		0
Impairment charge	(248,115)		0
Cost, Ending	2,062,253		1,417,312	1,361,048
Beginning Accumulated depreciation	0		0
Depreciation Disposals	0
Depreciation	(46,365)		0
Depreciation translation adjustment	1,551
Ending Accumulated depreciation	(44,814)		0	0
Property and equipment, net	2,017,439		1,417,312
Construction in Progress
Statement [Line Items]
Cost, Beginning	1,833,653		1,760,861
Additions	0		0
Disposals		0
Acqusition of subsidiaries		0
Translation adjustment	0		72,792
Transfer		$ (1,833,653)
Impairment charge	0		0
Cost, Ending	0		1,833,653	1,760,861
Beginning Accumulated depreciation	0		0
Depreciation Disposals	0
Depreciation	0		0
Depreciation translation adjustment	0
Ending Accumulated depreciation	0		0	$ 0
Property and equipment, net	$ 1,760,861		$ 1,833,653